Plant and Equipment	12 Months Ended
Mar. 31, 2022
Property, plant and equipment [Abstract]
Plant and Equipment [Text Block]

11. Plant and Equipment

			Building and
Cost	Equipment	Land	Leaseholds	Total
Balance, March 31, 2020	$82,284,690	$-	$-	$82,284,690
Quebec acquisition (Note 6)	2,322,077	-	-	2,322,077
Additions	20,924,181	-	-	20,924,181
Balance, March 31, 2021	105,530,948	-	-	105,530,948
Atlantic acquisition (Note 7)	11,872,578	662,910	5,602,706	18,138,194
Disposals	(1,244,804)	-	-	(1,244,804)
Additions	190,643,420	-	11,935,014	201,333,630
Balance, March 31, 2022	$306,802,142	$662,910	$17,537,720	$325,002,772

			Building and
Accumulated depreciation and impairment	Equipment	Land	Leaseholds	Total
Balance, March 31, 2020	$75,868,990	$-	$-	$75,868,990
Depreciation	8,063,155	-	-	8,063,155
Balance, March 31, 2021	83,932,145	-	-	83,932,145
Disposals	(295,994)	-	-	(295,994)
Depreciation	63,033,428	-	790,449	63,527,883
Balance, March 31, 2022	$146,669,579	$-	$790,449	$147,460,028

Carrying amount
Balance, March 31, 2021	$21,598,803	$-	$-	$21,598,803
Balance, March 31, 2022	$160,132,563	$662,910	$16,747,271	$177,542,744